Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total	Share capital	Share premium		Treasury shares		Retained earnings		Other comprehensive income recognized directly in equity, net of tax [1]	of which: foreign currency translation	of which: financial assets measured at fair value through other comprehensive income	of which: cash flow hedges	of which: cost of hedging	Total equity attributable to shareholders	Non-controlling interests
Balance at Dec. 31, 2019		$ 54,675	$ 338	$ 18,064		$ (3,326)		$ 34,122		$ 5,303	$ 4,028	$ 14	$ 1,260		$ 54,501	$ 174
Acquisition of treasury shares		(1,008)				(1,008)	[2]								(1,008)
Delivery of treasury shares under share-based compensation plans		52		(602)		655									52
Other disposal of treasury shares		79		(8)		87	[2]								79
Share-based compensation expensed in the income statement		313		313											313
Tax (expense) / benefit		13		13											13
Dividends		(1,312)		(654)	[3]			(654)	[3]						(1,308)	(4)
Translation effects recognized directly in retained earnings		0						(11)		11		0	11		0
Share of changes in retained earnings of associates and joint ventures		(40)						(40)							(40)
New consolidations / (deconsolidations) and other increases / (decreases)		0		0											0	0
Total comprehensive income for the period		4,404						2,542		1,860	116	149	1,600	$ (4)	4,402	3
of which: net profit / (loss)		2,833						2,827							2,827	6
of which: OCI that may be reclassified to the income statement, net of tax		1,860								1,860	116	149	1,600	(4)	1,860
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans		(347)						(347)							(347)
of which: OCI that will not be reclassified to the income statement, net of tax - own credit		62						62							62
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation		(4)													0	(4)
Balance at Jun. 30, 2020		57,175	338	17,125		(3,592)		35,959		7,173	4,144	163	2,871	(4)	57,003	173
Balance at Dec. 31, 2020		59,765	338	16,753		(4,068)		38,776		7,647	5,188	151	2,321	(13)	59,445	319
Total comprehensive income for the period		(339)													(330)	(9)
of which: net profit / (loss)		1,827													1,824	3
of which: OCI that may be reclassified to the income statement, net of tax		(2,012)													(2,012)
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans															(113)
of which: OCI that will not be reclassified to the income statement, net of tax - own credit															(29)
Balance at Mar. 31, 2021		58,333
Balance at Dec. 31, 2020		59,765	338	16,753		(4,068)		38,776		7,647	5,188	151	2,321	(13)	59,445	319
Acquisition of treasury shares		(2,057)				(2,057)	[2]								(2,057)
Delivery of treasury shares under share-based compensation plans		73		(654)		727									73
Other disposal of treasury shares		36		4		32	[2]								36
Cancelation of treasury shares related to the 2018-2021 share repurchase program	[4]	0	(16)	(236)		2,044		(1,792)							0
Share-based compensation expensed in the income statement		346		346											346
Tax (expense) / benefit		8		8											8
Dividends		(1,305)		(651)	[3]			(651)	[3]						(1,301)	(4)
Translation effects recognized directly in retained earnings		0						19		(19)		0	(19)	0	0
Share of changes in retained earnings of associates and joint ventures		2						2							2
New consolidations / (deconsolidations) and other increases / (decreases)		(81)		(39)											(39)	(42)
Total comprehensive income for the period		2,263						3,789		(1,537)	(489)	(88)	(937)	(23)	2,252	10
of which: net profit / (loss)		3,838						3,830							3,830	9
of which: OCI that may be reclassified to the income statement, net of tax		(1,537)								(1,537)	(489)	(88)	(937)	(23)	(1,537)
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans		(130)						(130)							(130)
of which: OCI that will not be reclassified to the income statement, net of tax - own credit		89						89							89
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation		2													0	2
Balance at Jun. 30, 2021		59,050	322	15,531		(3,322)		40,143		6,091	4,699	63	1,365	(36)	58,765	284
Balance at Mar. 31, 2021		58,333
Total comprehensive income for the period		2,602													2,582	20
of which: net profit / (loss)		2,012													2,006	6
of which: OCI that may be reclassified to the income statement, net of tax		475													475
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans															(17)
of which: OCI that will not be reclassified to the income statement, net of tax - own credit															118
Balance at Jun. 30, 2021		$ 59,050	$ 322	$ 15,531		$ (3,322)		$ 40,143		$ 6,091	$ 4,699	$ 63	$ 1,365	$ (36)	$ 58,765	$ 284

[1]	Excludes other comprehensive income related to defined benefit plans and own credit that is recorded directly in Retained earnings
[2]	Includes treasury shares acquired and disposed of by the Investment Bank in its capacity as a market maker with regard to UBS shares and related derivatives, and to hedge certain issued structured debt instruments. These acquisitions and disposals are reported based on the sum of the net monthly movements.
[3]	Reflects the payment of an ordinary cash dividend of USD 0.37 per dividend-bearing share in April 2021 (first half of 2020: USD 0.365 per dividend-bearing share paid in May 2020; a second tranche of the 2020 dividend of USD 0.365 per dividend-bearing share was paid in November 2020). From 2020 onward, Swiss tax law effective 1 January 2020 requires Switzerland-domiciled companies with shares listed on a Swiss stock exchange pay no more than 50% of dividends from capital contribution reserves, with the remainder required to be paid from retained earnings.
[4]	Reflects the cancelation of 156,632,400 shares purchased under our 2018–2021 share repurchase program as approved by shareholders at the 2021 Annual General Meeting. For shares repurchased from 2020 onward, Swiss tax law effective 1 January 2020 requires Switzerland-domiciled companies with shares listed on a Swiss stock exchange to reduce capital contribution reserves by at least 50% of the total capital reduction amount exceeding the nominal value upon cancelation of the shares.